Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 246,026	$ 255,535	$ 59,941
Long-term investments - warrants held	652	560
Long-term investments	$ 246,678	$ 256,095